VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 16, 2016
Variable Interest Entity [Line Items]
Maximum loss exposure	$ 8.5	$ 7.9
Consolidated VIE | EurobananCanarias S.A.
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
Series A | Unconsolidated VIE | El Parque
Variable Interest Entity [Line Items]
Ownership percentage			50.00%
Series B | Unconsolidated VIE | El Parque
Variable Interest Entity [Line Items]
Ownership percentage			50.10%